SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - D. Boral ARC Acquisition I Corp [Member] - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Ordinary shares subject to possible redemption, beginning	$ 284,776,628	$ 280,000,000
Proceeds allocated to Public Warrants		(9,028,600)
Proceeds allocated to Over-allotment Option		(1,290,375)
Class A ordinary shares issuance costs		(3,438,859)
Ordinary shares subject to possible redemption	2,543,059	18,534,462
Ordinary shares subject to possible redemption, ending	$ 287,319,687	$ 284,776,628